Land Use Rights, Net (Details Textual)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 19, 2016 USD ($) m²	Jul. 19, 2016 CNY (¥) m²
Land Use Rights, Net (Textual)
Amortization expense | $	$ 44,498	$ 21,756	$ 0
Area of land | m²				32,442	32,442
Laishan district economic development area				$ 2,248,829	¥ 14,598,725